Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Minimum Future Rental Payments on Noncancelable Operating Leases

The following is a schedule by years of minimum future rental payments on noncancelable operating leases as of December 31, 2017 (in thousands):

2018	$294
2019	303
2020	312
2021	321
2022	331
2023	—
$1,561